Corporate Income Taxes - Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance		$ 2,095	[1],[2]	$ 803
Deferred tax benefit (expense) for the year recorded in income	[1],[2]	(438)		903
Deferred tax benefit (expense) for the year recorded in equity	[2]	(41)		331
Other		(71)		58
Ending balance	[1],[2]	$ 1,545		$ 2,095

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,545 (2023 – $2,095) are represented by deferred tax assets of $2,942 (2023 – $3,541), and deferred tax liabilities of $1,397 (2023 – $1,446) on the Consolidated Statement of Financial Position.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.